CASH AND BANKS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
CASH AND BANKS	CASH AND BANKS

	2023	2022
In Pesos	1,793,728	2,059,103
In Dollars	3,220,510	4,600
In Euros	9,559	5,927
Total	5,023,797	2,069,630